                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 09-30-02

Check here if Amendment [X]; Amendment Number: 3
This Amendment (Check only one):  [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Otter Creek Management, Inc.
Address: 400 Royal Palm Way
         Suite 212
         Palm Beach, FL 33480

Form 13F File Number: 28-10442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph W. O'Neill, Jr.
Title: Chief Financial Officer
Phone: 561-832-4110

Signature, Place, and Date of Signing:

 /s/ J. W. O'Neill, Jr.                Palm Beach, FL                  4-14-03
------------------------           ----------------------           ------------
     [Signature]                       [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number           Name


       -------------------           ---------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                        -----------
Form 13F Information Table Entry Total:     104
                                        -----------
Form 13F Information Table Value Total:   156,375
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.    Form 13F File Number        Name

           28-10442                    NONE
    ----   -------------------         ---------------------------------
    [Repeat as necessary.]

Otter Creek Management
PORTFOLIO APPRAISAL
30-Sep-02

FOR M 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                                            -
Form 13F Information Table Entry Total:                                     104
Form 13F Information Table Value Total:                                 156,375


FORM 13F INFORMATION TABLE

                                                                                                             VALUE        SHARES/
NAME OF ISSUER                                                  TITLE OF CLASS                    CUSIP    (x$1000)       PRN AMT
-----------------------------------------------------------------------------------------------------------------------------------
ACCEPTANCE INSURANCE COMPANIES INC                             COMMON STOCK                    004308102          36         15,200
ADAPTEC INC CONV SUB NOTES                                     CONVERTIBLE BONDS               00651fac2       1,674      1,726,000
ADELPHIA COMMUNICATIONS CORP SR NTS 9.25% 10/01/2049           DEFAULTED CORPORATE BONDS       006848as4       1,170      3,250,000
ADELPHIA COMMUNICATIONS CP SENIOR NOTES 9.375% 11/15/2009      DEFAULTED CORPORATE BONDS       006848be4       1,080      3,000,000
ADELPHIA COMMUNICATIONS SENIOR NOTES 10.875% 10/01/2010        DEFAULTED CORPORATE BONDS       006848bf1       1,188      3,300,000
ALBANY MOLECULAR RESH INC COM                                  COMMON STOCK                    012423109         366         21,500
AMERICAN INTL GROUP                                            CONVERTIBLE BONDS               026874an7         616        700,000
APPLE COMPUTER INC                                             COMMON STOCK                    037833100         218         15,000
APPLIED FILMS CORP COM                                         COMMON STOCK                    038197109       2,786        254,666
ARBOR SOFTWARE CORP SUB NOTE CONV                              CONVERTIBLE BONDS               038918ac2          55         59,000
AVIRON CONV SUB NT                                             CONVERTIBLE BONDS               053762ad2       1,803      2,000,000
BANK OF CAROLINAS MOCKSVILLE NORTH CAROLIN                     COMMON STOCK                    06423t102         254         21,625
BANKATLANTIC BANCORP INC CONV SUB DEBS                         CONVERTIBLE BONDS               065908ac9         480        480,000
BEI TECHNOLOGIES INC                                           COMMON STOCK                    05538p104         110         10,000
BIOMET INC                                                     COMMON STOCK                    090613100         346         13,000
BROCADE COMMUNICATIONS SYSTEM INC CONV SUB NOTE                CONVERTIBLE BONDS               111621ab4       1,166      1,800,000
BROOKS AUTOMATION INC NT CONV4.750% 06/01/2008 DD 05/23/01     CONVERTIBLE BONDS               11434AAB6      12,810     17,700,000
BURLINGTON RES INC COM                                         COMMON STOCK                    122014103       9,206        240,000
CABLE & WIRELESS PLC SPONSORED ADR                             AMERICAN DEPOSITORY RECEIPTS    126830207       1,415        262,000
CADIZ INC COM                                                  COMMON STOCK                    127537108          30         10,000
CENUCO INC                                                     COMMON STOCK                    15670x104           5         10,000
CIENA CORP NT CVT3.750% 02/01/2008 DD 02/09/01                 CONVERTIBLE BONDS               171779AA9       6,034     10,540,000
CITIZENS BANKING CORP                                          COMMON STOCK                    174420109         967         40,000
CORNING CVTZEROCPN 11/08/2015 DD 11/08/00                      CONVERTIBLE BONDS               219350AJ4       7,766     17,750,000
CORUS BANKSHARES INC                                           COMMON STOCK                    220873103         876         20,000
CROSS COUNTRY INC                                              COMMON STOCK                    22748p105         182         13,000
DEVON ENERGY COR SR DEB CONVZEROCPN 06/27/2020 DD 12/01/00     CONVERTIBLE BONDS               25179MAD5       8,117     15,799,000
DIAMOND OFFSHORE DRILLING INC DEB ZERO CPN                     CONVERTIBLE BONDS               25271cac6       2,135      4,000,000
DRUGSTORE COM INC COM                                          COMMON STOCK                    262241102         436        261,040
EL PASO CORP CONV DEB 0% CPN                                   CONVERTIBLE BONDS               28336lac3       1,586      5,200,000
ELECTRIC FUEL CORP COM                                         COMMON STOCK                    284871100          21         20,000
EMPIRE FEDERAL BANCORP INC                                     COMMON STOCK                    291657104         392         21,847
EMULEX CORP CONV SUB NOTE                                      CONVERTIBLE BONDS               292475ab6         206        300,000
ENERGY FACTORS CV S/D-REG                                      CONVERTIBLE BONDS               292667ab8         260        400,000
EVOLVING SYSTEMS INC                                           COMMON STOCK                    30049r100           8         32,000
EXTREME NETWORKS CVT 144A3.500% 12/01/2006 DD 12/05/01         CONVERTIBLE BONDS               30226DAA4         422        650,000
EXTREME NETWORKS INC NT CVT3.500% 12/01/2006 DD 12/05/01       CONVERTIBLE BONDS               30226DAB2       3,374      5,200,000
FINANCIAL INDS CORP                                            COMMON STOCK                    317574101       2,118        138,800
FLEXTRONICS INTERNATIONAL LTD                                  COMMON STOCK                    y2573f102          84         12,000
FLOW INTL INC                                                  COMMON STOCK                    343468104       1,891        585,522
FREEPORT MCMORAN COPPER & GOLD INC-DEP SHS                     PREFERRED STOCK                 35671d600       1,559         55,100
FREEPORT-MCMORAN COPPER & GOLDDEP SH REP 0                     CONVERTIBLE PREFERRED           35671D501       1,698        102,300
FSI INTL INC                                                   COMMON STOCK                    302633102         568        185,500
GATX CORP COM                                                  COMMON STOCK                    361448103         257         13,000
GENERAL MOTORS CORP-CL H NEW                                   COMMON STOCK                    370442832         229         25,000
GLOBESPAN VIRATA INC                                           COMMON STOCK                    37957v106          49         20,906
GREAT LAKES CHEMICAL CORP                                      COMMON STOCK                    390568103         240         10,000
HORIZON BANCORP-IND                                            COMMON STOCK                    440407104         252         11,500
HUMAN GENOME SCIENCES INC SUB NTE CONV                         CONVERTIBLE BONDS               444903af5         143        200,000
INFOCUS CORP COM                                               COMMON STOCK                    45665B106       2,632        345,400
INTERNAP NETWORK SVCS CORP COM                                 COMMON STOCK                    45885A102         190        904,900
INTERNATIONAL RECTIFIER CORP4.250% 07/15/2007 DD 07/19/00      CONVERTIBLE BONDS               460254AE5       7,277      9,300,000
INTRABIOTICS PHARMACEUTICALS INC                               COMMON STOCK                    46116t100           7         15,000
J C PENNEY COMPANY INC CONV SUB NOTES 144A                     CONVERTIBLE BONDS               708160bu9         875      1,000,000
JUNIPER NETWORKS INC SUB NT CONV                               CONVERTIBLE BONDS               48203raa2       1,122      1,650,000
KERR MCGEE CORP DECS % EXCHANGEABLE INTO C                     PREFERRED STOCK                 492386305       2,552         58,000
LSB FINANCIAL CORP                                             COMMON STOCK                    501925101         531         29,500
MAVERICK TUBE CORP COM                                         COMMON STOCK                    577914104       1,951        219,900
MERCURY INTERACTIVE CORP SUB NT CONV                           CONVERTIBLE BONDS               589405ab5       1,750      2,150,000
MINDARROW SYS INC COM                                          COMMON STOCK                    602551103          13         32,700
MONROE BANCORP-IND                                             COMMON STOCK                    610313108         534         40,400
MOTOROLA INC SUB LIQUID YLD OPT NOTE ZERO                      CONVERTIBLE BONDS               620076aj8       4,140      5,594,000
NATIONAL SEMICONDUCTOR CORPCOM                                 COMMON STOCK                    637640103         358         30,000
NATIONAL-OILWELL INC                                           COMMON STOCK                    637071101       1,647         85,000
OAK INDUSTRIES INC SUB CONV NTS                                CONVERTIBLE BONDS               671400al3         673      1,353,000
ONI SYS CORP CVT SUB NT5.000% 10/15/2005 DD 10/27/00           CONVERTIBLE BONDS               68273FAA1       7,823     10,500,000
PANAMSAT CORP NEW NOTE 6.125% 01/15/05                         CORPORATE BONDS                 697933ak5         188        200,000
PANAMSAT CORP NEW NOTE 6.375% 01/15/08                         CORPORATE BONDS                 697933al3         915      1,000,000
PANAMSAT CORP NEW SENIOR NOTE 8.5% 02/01/12                    CORPORATE BONDS                 697933ap4       1,200      1,500,000
PANAMSAT CORP NT                                               CORPORATE BONDS                 697933aj8         134        135,000
PARK ELECTROCHEMICAL COM                                       COMMON STOCK                    700416209         418         25,000
PC-TEL INC COM                                                 COMMON STOCK                    69325Q105       1,182        226,800
PETROCORP INC                                                  COMMON STOCK                    71645N101       4,270        521,330
Progress Energy-CONT. VALUE OBLIG.                             COMMON STOCK                    743263aa3         118        337,000
PSB HOLDINGS INC-WISC                                          COMMON STOCK                    69360n108         822         20,000
PUT  POLARIS INDS DEC 070 AMEX                                 PUTS - LONG                     7310689x2wi        99            100
PUT  POLARIS INDS DEC 075 AMEX                                 PUTS - LONG                     7310689x2wi        72             50
QUANTUM CORP CONV SUB NOTE                                     CONVERTIBLE BONDS               747906ac9       1,825      2,370,000
RIVERSTONE NETWORK INC CONV SUB NOTE 144A                      CONVERTIBLE BONDS               769320aa0         274        500,000
SEABULK INTL INC COM                                           COMMON STOCK                    81169P101         471         82,600
SEABULK INTL INC SR SECD NTE SER-B                             CORPORATE BONDS                 81169PAA9       6,277      6,154,202
SHAW GROUP INC LIQUID YIELD OPT NT 144A                        CONVERTIBLE BONDS               820280aa3       1,020      2,000,000
SHAW GROUP INC LIQUID YIELDXEROCPN 05/01/2021 DD 06/19/01      CONVERTIBLE BONDS               820280AC9         826      1,620,000
SIEBEL SYSTEMS INC CONV SUB NOTES                              CONVERTIBLE BONDS               826170ac6       5,085      5,714,000
SIGNAL TECHNOLOGY CORP                                         COMMON STOCK                    826675100         540         58,700
SMITHFIELD FOODS INC                                           COMMON STOCK                    832248108         353         22,500
SOLECTRON CORP SR LIQUID YIELD OPT NTE                         CONVERTIBLE BONDS               834182ak3         213        368,000
SOUTHWALL TECHNOLOGIES INC                                     COMMON STOCK                    844909101          47         20,000
SOUTHWEST GAS CORP COM                                         COMMON STOCK                    844895102       3,151        141,600
SPORTS AUTHORITY INC                                           COMMON STOCK                    849176102          66         11,000
STANDARD MOTOR PRODUCTS INC SUB DEB CONV                       CONVERTIBLE BONDS               853666ab1         765      1,000,000
STONE ENERGY CORP                                              COMMON STOCK                    861642106         585         18,000
STRATOS LIGHTWAVE INC                                          COMMON STOCK                    863100103           7         20,000
SUN MICROSYSTEMS INC COM                                       COMMON STOCK                    866810104         350        135,000
THERMAWAVE INC COM                                             COMMON STOCK                    88343A108         312        395,500
THREE-FIVE SYS INC                                             COMMON STOCK                    88554L108       2,541        547,600
TIVO INC                                                       COMMON STOCK                    888706108         108         30,000
TRIMBLE NAV LTD                                                COMMON STOCK                    896239100       3,519        355,500
TRIQUINT SEMICONDUCTOR INC CONV SUB NOTE REGD                  CONVERTIBLE BONDS               89674kab9       2,968      3,990,000
USF&G CORP SUB CONV NT ZERO CPN                                CONVERTIBLE BONDS               903290ad6       2,243      3,000,000
VESTA INS GROUP INC COM                                        COMMON STOCK                    92591104          219         87,500
WATCHGUARD TECHNOLOGIES INC                                    COMMON STOCK                    941105108         326         74,100
WESTAIM CORP COM                                               COMMON STOCK                    956909105          58         53,800
WESTERN DIGITAL CORP                                           COMMON STOCK                    958102105          49         10,500
                                                                   SH/   PUT/   INVSTMT    OTHER                VOTING AUTHORITY
NAME OF ISSUER                                                     PRN   CALL   DSCRETN   MANAGERS           SOLE           SHARED
----------------------------------------------------------------------------------------------------------------------------------
ACCEPTANCE INSURANCE COMPANIES INC                                   SH         SOLE                          15,200
ADAPTEC INC CONV SUB NOTES                                          PRN         SOLE                       1,726,000
ADELPHIA COMMUNICATIONS CORP SR NTS 9.25% 10/01/2049                PRN         SOLE                       3,250,000
ADELPHIA COMMUNICATIONS CP SENIOR NOTES 9.375% 11/15/2009           PRN         SOLE                       3,000,000
ADELPHIA COMMUNICATIONS SENIOR NOTES 10.875% 10/01/2010             PRN         SOLE                       3,300,000
ALBANY MOLECULAR RESH INC COM                                        SH         SOLE                          21,500
AMERICAN INTL GROUP                                                 PRN         SOLE                         700,000
APPLE COMPUTER INC                                                   SH         SOLE                          15,000
APPLIED FILMS CORP COM                                               SH         SOLE                         254,666
ARBOR SOFTWARE CORP SUB NOTE CONV                                   PRN         SOLE                          59,000
AVIRON CONV SUB NT                                                  PRN         SOLE                       2,000,000
BANK OF CAROLINAS MOCKSVILLE NORTH CAROLIN                           SH         SOLE                          21,625
BANKATLANTIC BANCORP INC CONV SUB DEBS                              PRN         SOLE                         480,000
BEI TECHNOLOGIES INC                                                 SH         SOLE                          10,000
BIOMET INC                                                           SH         SOLE                          13,000
BROCADE COMMUNICATIONS SYSTEM INC CONV SUB NOTE                     PRN         SOLE                       1,800,000
BROOKS AUTOMATION INC NT CONV4.750% 06/01/2008 DD 05/23/01          PRN         SOLE                      17,700,000
BURLINGTON RES INC COM                                               SH         SOLE                         240,000
CABLE & WIRELESS PLC SPONSORED ADR                                   SH         SOLE                         262,000
CADIZ INC COM                                                        SH         SOLE                          10,000
CENUCO INC                                                           SH         SOLE                          10,000
CIENA CORP NT CVT3.750% 02/01/2008 DD 02/09/01                      PRN         SOLE                      10,540,000
CITIZENS BANKING CORP                                                SH         SOLE                          40,000
CORNING CVTZEROCPN 11/08/2015 DD 11/08/00                           PRN         SOLE                      17,750,000
CORUS BANKSHARES INC                                                 SH         SOLE                          20,000
CROSS COUNTRY INC                                                    SH         SOLE                          13,000
DEVON ENERGY COR SR DEB CONVZEROCPN 06/27/2020 DD 12/01/00          PRN         SOLE                      15,799,000
DIAMOND OFFSHORE DRILLING INC DEB ZERO CPN                          PRN         SOLE                       4,000,000
DRUGSTORE COM INC COM                                                SH         SOLE                         261,040
EL PASO CORP CONV DEB 0% CPN                                        PRN         SOLE                       5,200,000
ELECTRIC FUEL CORP COM                                               SH         SOLE                          20,000
EMPIRE FEDERAL BANCORP INC                                           SH         SOLE                          21,847
EMULEX CORP CONV SUB NOTE                                           PRN         SOLE                         300,000
ENERGY FACTORS CV S/D-REG                                           PRN         SOLE                         400,000
EVOLVING SYSTEMS INC                                                 SH         SOLE                          32,000
EXTREME NETWORKS CVT 144A3.500% 12/01/2006 DD 12/05/01              PRN         SOLE                         650,000
EXTREME NETWORKS INC NT CVT3.500% 12/01/2006 DD 12/05/01            PRN         SOLE                       5,200,000
FINANCIAL INDS CORP                                                  SH         SOLE                         138,800
FLEXTRONICS INTERNATIONAL LTD                                        SH         SOLE                          12,000
FLOW INTL INC                                                        SH         SOLE                         585,522
FREEPORT MCMORAN COPPER & GOLD INC-DEP SHS                           SH         SOLE                          55,100
FREEPORT-MCMORAN COPPER & GOLDDEP SH REP 0                           SH         SOLE                         102,300
FSI INTL INC                                                         SH         SOLE                         185,500
GATX CORP COM                                                        SH         SOLE                          13,000
GENERAL MOTORS CORP-CL H NEW                                         SH         SOLE                          25,000
GLOBESPAN VIRATA INC                                                 SH         SOLE                          20,906
GREAT LAKES CHEMICAL CORP                                            SH         SOLE                          10,000
HORIZON BANCORP-IND                                                  SH         SOLE                          11,500
HUMAN GENOME SCIENCES INC SUB NTE CONV                              PRN         SOLE                         200,000
INFOCUS CORP COM                                                     SH         SOLE                         345,400
INTERNAP NETWORK SVCS CORP COM                                       SH         SOLE                         904,900
INTERNATIONAL RECTIFIER CORP4.250% 07/15/2007 DD 07/19/00           PRN         SOLE                       9,300,000
INTRABIOTICS PHARMACEUTICALS INC                                     SH         SOLE                          15,000
J C PENNEY COMPANY INC CONV SUB NOTES 144A                          PRN         SOLE                       1,000,000
JUNIPER NETWORKS INC SUB NT CONV                                    PRN         SOLE                       1,650,000
KERR MCGEE CORP DECS % EXCHANGEABLE INTO C                           SH         SOLE                          58,000
LSB FINANCIAL CORP                                                   SH         SOLE                          29,500
MAVERICK TUBE CORP COM                                               SH         SOLE                         219,900
MERCURY INTERACTIVE CORP SUB NT CONV                                PRN         SOLE                       2,150,000
MINDARROW SYS INC COM                                                SH         SOLE                          32,700
MONROE BANCORP-IND                                                   SH         SOLE                          40,400
MOTOROLA INC SUB LIQUID YLD OPT NOTE ZERO                           PRN         SOLE                       5,594,000
NATIONAL SEMICONDUCTOR CORPCOM                                       SH         SOLE                          30,000
NATIONAL-OILWELL INC                                                 SH         SOLE                          85,000
OAK INDUSTRIES INC SUB CONV NTS                                     PRN         SOLE                       1,353,000
ONI SYS CORP CVT SUB NT5.000% 10/15/2005 DD 10/27/00                PRN         SOLE                      10,500,000
PANAMSAT CORP NEW NOTE 6.125% 01/15/05                              PRN         SOLE                         200,000
PANAMSAT CORP NEW NOTE 6.375% 01/15/08                              PRN         SOLE                       1,000,000
PANAMSAT CORP NEW SENIOR NOTE 8.5% 02/01/12                         PRN         SOLE                       1,500,000
PANAMSAT CORP NT                                                    PRN         SOLE                         135,000
PARK ELECTROCHEMICAL COM                                             SH         SOLE                          25,000
PC-TEL INC COM                                                       SH         SOLE                         226,800
PETROCORP INC                                                        SH         SOLE                         521,330
Progress Energy-CONT. VALUE OBLIG.                                   SH         SOLE                         337,000
PSB HOLDINGS INC-WISC                                                SH         SOLE                          20,000
PUT  POLARIS INDS DEC 070 AMEX                                            PUT   SOLE                             100
PUT  POLARIS INDS DEC 075 AMEX                                            PUT   SOLE                              50
QUANTUM CORP CONV SUB NOTE                                          PRN         SOLE                       2,370,000
RIVERSTONE NETWORK INC CONV SUB NOTE 144A                           PRN         SOLE                         500,000
SEABULK INTL INC COM                                                 SH         SOLE                          82,600
SEABULK INTL INC SR SECD NTE SER-B                                  PRN         SOLE                       6,154,202
SHAW GROUP INC LIQUID YIELD OPT NT 144A                             PRN         SOLE                       2,000,000
SHAW GROUP INC LIQUID YIELDXEROCPN 05/01/2021 DD 06/19/01           PRN         SOLE                       1,620,000
SIEBEL SYSTEMS INC CONV SUB NOTES                                   PRN         SOLE                       5,714,000
SIGNAL TECHNOLOGY CORP                                               SH         SOLE                          58,700
SMITHFIELD FOODS INC                                                 SH         SOLE                          22,500
SOLECTRON CORP SR LIQUID YIELD OPT NTE                              PRN         SOLE                         368,000
SOUTHWALL TECHNOLOGIES INC                                           SH         SOLE                          20,000
SOUTHWEST GAS CORP COM                                               SH         SOLE                         141,600
SPORTS AUTHORITY INC                                                 SH         SOLE                          11,000
STANDARD MOTOR PRODUCTS INC SUB DEB CONV                            PRN         SOLE                       1,000,000
STONE ENERGY CORP                                                    SH         SOLE                          18,000
STRATOS LIGHTWAVE INC                                                SH         SOLE                          20,000
SUN MICROSYSTEMS INC COM                                             SH         SOLE                         135,000
THERMAWAVE INC COM                                                   SH         SOLE                         395,500
THREE-FIVE SYS INC                                                   SH         SOLE                         547,600
TIVO INC                                                             SH         SOLE                          30,000
TRIMBLE NAV LTD                                                      SH         SOLE                         355,500
TRIQUINT SEMICONDUCTOR INC CONV SUB NOTE REGD                       PRN         SOLE                       3,990,000
USF&G CORP SUB CONV NT ZERO CPN                                     PRN         SOLE                       3,000,000
VESTA INS GROUP INC COM                                              SH         SOLE                          87,500
WATCHGUARD TECHNOLOGIES INC                                          SH         SOLE                          74,100
WESTAIM CORP COM                                                     SH         SOLE                          53,800
WESTERN DIGITAL CORP                                                 SH         SOLE                          10,500